Corporate debt, Details of corporate debt (Details) $ in Thousands, € in Millions			1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 03, 2020 USD ($)	Feb. 10, 2017 EUR (€)	Apr. 30, 2019 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Apr. 03, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Oct. 08, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Amount drawn				$ 122,821		$ 15,000
Note Issuance Facility 2017 [Member]
Corporate debt [Abstract]
Principal amount | €		€ 275
Number of interest rate swaps		2
Fixed interest rate		5.50%
Note Issuance Facility 2017 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate		4.90%
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date				2022	2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date				2023	2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date				2024	2024
2017 Credit Facility [Member]
Corporate debt [Abstract]
Maturity date				December 13, 2021	December 13, 2021
Amount drawn | €					€ 9			€ 9
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount													$ 11,000	€ 10
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate													2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate													2.00%	2.00%
New Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount				$ 425,000								$ 215,000
Amount drawn				$ 174,000			$ 84,000
New Revolving Credit Facility [Member] | Maturity December 31, 2022 [Member]
Corporate debt [Abstract]
Maturity date				December 31, 2022	December 31, 2022
Credit facility amount				$ 387,500
New Revolving Credit Facility [Member] | Maturity December 31, 2021 [Member]
Corporate debt [Abstract]
Maturity date				December 31, 2021	December 31, 2021
Credit facility amount				$ 37,500
Eurodollar Rate Loans [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate												1.60%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate												2.25%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate												0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate												1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate												0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate												1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount				$ 70,000
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate			4.20%
Maturity date				April 30, 2025	April 30, 2025
Credit facility amount | €			€ 268
Upfront fee percentage			2.00%
Interest capitalization period			2 years
Note Issuance Facility 2019 [Member] | Interest Rate Swap [Member]
Corporate debt [Abstract]
Maturity date				June 30, 2022	June 30, 2022
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period			3 months
Adjustment to interest rate			4.50%
Commercial Paper [Member]
Corporate debt [Abstract]
Short term notes authorized amount | €											€ 50
Term of short term notes							2 years	2 years
Short term notes issued amount | €								€ 25		€ 25
Percentage average cost of issued short term notes							0.66%	0.66%
Subsequent Events [Member] | 2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount	$ 320,000								€ 290
Maturity date	June 30, 2026
Adjustment to interest rate	1.96%								1.96%